Equity accounted investments	12 Months Ended
Jun. 30, 2023
Equity accounted investments
Equity accounted investments
19	Equity accounted investments

At 30 June, the Group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2023	2022
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	10 693	8 920
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	304	267
Associates
Enaex Africa (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	23	402	309
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	20	2 823	2 753
Other equity accounted investments			Various	582	435
Carrying value of investments				14 804	12 684

There are no significant restrictions on the ability of the joint ventures or associate to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

19	Equity accounted investments continued

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 8, to calculate the impairment.

Summarised financial information for the Group’s share of equity accounted investments which are not material*

	2023	2022
for the year ended 30 June	Rm	Rm
Operating profit	218	114
Profit before tax	250	159
Taxation	(72)	(50)
Profit for the year	178	109
*	The financial information provided represents the Group’s share of the results of the equity accounted investments.

	2023	2022
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	1 357	688
Authorised but not yet contracted for	972	884
Less: expenditure to the end of year	(981)	(562)
	1 348	1 010

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the Group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL and ROMPCO are considered to be material as they are closely monitored by and reported on to the decision makers and are considered to be strategically material investments.

19	Equity accounted investments continued

Summarised financial information for the Group’s material equity accounted investments

In accordance with the Group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the Group’s material joint venture and associate. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

Joint venture
ORYX GTL Limited
	2023	2022
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	14 621	13 723
Deferred tax asset	423	292
Cash and cash equivalents	2 897	4 208
Other current assets	7 905	7 775
Total assets	25 846	25 998
Non-current liabilities	751	704
Other current liabilities	1 629	4 594
Tax payable	1 642	2 496
Total liabilities	4 022	7 794
Net assets	21 824	18 204
Summarised income statement
Turnover	13 761	16 620
Depreciation and amortisation	(2 148)	(1 625)
Other operating expenses	(5 434)	(5 497)
Operating profit before interest and tax	6 179	9 498
Finance income	154	33
Finance cost	(43)	(42)
Profit before tax	6 290	9 489
Taxation	(2 193)	(3 329)
Profit and total comprehensive income for the year	4 097	6 160
The Group’s share of profits of equity accounted investment	2 007	3 019
49% share of profit before tax	3 082	4 650
Taxation	(1 075)	(1 631)

Reconciliation of summarised financial information
Net assets at the beginning of the year	18 204	19 039
Earnings before tax for the year	6 290	9 489
Taxation	(2 193)	(3 329)
Foreign exchange differences	2 934	2 438
Dividends paid[1]	(3 411)	(9 433)
Net assets at the end of the year	21 824	18 204
Carrying value of equity accounted investment	10 693	8 920
1	In 2022 ORYX GTL Limited declared a dividend of R4,6 billion (Sasol’s share) of which R3 billion was received by 30 June 2022.

The year-end for ORYX GTL Limited is 31 December, however the Group uses the financial information at 30 June.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

19	Equity accounted investments continued

	Associate
	The Republic of
	Mozambique Pipeline
	Investment Company
	(Pty) Ltd (ROMPCO)
	2023	2022
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	4 334	3 881
Cash and cash equivalents	1 070	1 056
Other current assets	613	373
Total assets	6 017	5 310
Non-current liabilities	736	812
Other current liabilities	116	125
Tax payable	493	51
Total liabilities	1 345	988
Net assets	4 672	4 322
Summarised income statement
Turnover	4 270	—
Depreciation and amortisation	(563)	—
Other operating expenses	(266)	—
Operating profit before interest and tax	3 441	—
Finance income	85	—
Finance cost	(10)	—
Profit before tax	3 516	—
Taxation	(1 330)	—
Earnings and total comprehensive income for the period	2 186	—
The Group’s share of profits of equity accounted investment	437	—
20% share of profit before tax	703	—
Taxation	(266)	—
Reconciliation of summarised financial information
Net assets at the beginning of the year	4 322	—
Acquisition	—	4 322
Earnings before tax for the year	3 516	—
Taxation	(1 330)	—
Other movements	140	—
Dividends paid	(1 976)	—
Net assets at the end of the year	4 672	4 322
Carrying value of equity accounted investment[1]	2 823	2 753
Historical net asset value	934	864
Fair value adjustment on acquisition of investment	1 889	1 889
1	Carrying value comprising 20% of historical net asset value, as well as the fair value adjustment on acquisition of investment.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

Contingent liabilities

ORYX GTL Limited has disclosed a contingent liability for site decommissioning and restoration obligations relating to the leased land on which its facilities are located. Under the lease agreement, the lessor may require the company to remove the facilities from the land and to restore it to the condition in which it was delivered. There were no other contingent liabilities at 30 June relating to our joint ventures or associates.

19Equity accounted investments continued

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Transactions with joint ventures and associates
Total sales and services rendered from subsidiaries to joint ventures and associates	3 667	2 737	2 635
Total purchases by subsidiaries from joint ventures and associates*	3 448	157	108

* Includes purchases from ROMPCO which is accounted for as an associate from 29 June 2022.

Accounting policies:

The financial results of associates and joint ventures are included in the Group’s results according to the equity method from acquisition date until the disposal date. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.